OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term guarantee deposits	¥ 614,802		¥ 500,530		$ 87,750
Prepayments for equipment, net	186,253		273,180		26,583
Land use rights, net	143,300		146,278		20,451
Prepaid leasehold improvements	14,864		1,500		2,122
Interest receivable non-current	9,633		7,677		1,375
Other non-current assets, net	968,836		929,165		$ 138,281
Original values	149,700		149,700
Accumulated amortization	¥ 6,400		3,400
Period of land use rights (in years)	50 years	50 years
Amortization of land use rights	¥ 3,000	$ 400	2,200	¥ 600
Assets Pledged as Collateral
OTHER NON-CURRENT ASSETS, NET
Land use rights, net	¥ 0		¥ 77,600